Offerings	May 22, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $100 per share
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 3,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 414,300.00
Offering Note	(1) There are being registered under this Registration Statement such indeterminate number of debt securities, common stock, preferred stock, depositary shares, warrants, rights, purchase contracts and units of FirstEnergy Corp. (the "Registrant"), and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time at indeterminate prices and, which, collectively, shall have an initial maximum aggregate offering price not to exceed $3,000,000,000 (or its equivalent in any other currency used to denominate the securities). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include such indeterminate number of debt securities, common stock, preferred stock, depositary shares, warrants, rights, purchase contracts and units as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends, or similar transactions. (2) The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered under this Registration Statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Instructions to the Calculation of Filing Fee Tables and Related Disclosure on Form S-3 under the Securities Act. The maximum aggregate offering price of all securities reflected in the table above has been estimated solely for purposes of calculating a registration fee pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of the securities issued under the Registration Statement exceed the amount registered.